Average Annual Total Returns - Investor A, C, Institutional and Class R - BlackRock Technology Opportunities Fund	Jan. 28, 2021
Institutional Shares
Average Annual Return:
1 Year	86.68%
5 Years	34.91%
10 Years	22.44%
Investor A Shares
Average Annual Return:
1 Year	76.43%
5 Years	33.12%
10 Years	21.42%
Investor A Shares | After Taxes on Distributions
Average Annual Return:
1 Year	74.37%
5 Years	32.07%
10 Years	20.94%
Investor A Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	46.56%
5 Years	27.46%
10 Years	18.47%
Investor C Shares
Average Annual Return:
1 Year	83.87%
5 Years	33.55%
10 Years	21.27%
Class R Shares
Average Annual Return:
1 Year	85.76%
5 Years	34.21%
10 Years	21.75%